Subsequent Events (Details) $ in Thousands	Jan. 29, 2021 USD ($) shares
Subsequent Event [Line Items]
Gross proceeds from the PIPE	$ 375,000
Subsequent Event
Subsequent Event [Line Items]
Gross proceeds from business combination arrangement	475,000
Gross proceeds from the PIPE	$ 375,000
Number of shares issued upon conversion | shares	3,242,336
Stockholders' Equity Note, Stock Split, Conversion Ratio	2.1504